Severance Indemnities and Pension Plans (Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Domestic, Japan | Pension benefits and SIPs
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 24,655	¥ 24,918
Accumulated benefit obligations	24,655	24,918
Fair value of plan assets	7,771	7,315
Foreign offices and subsidiaries | Pension benefits and other benefits
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	93,353	81,128
Accumulated benefit obligations	66,804	62,308
Fair value of plan assets	¥ 9,708	¥ 12,995